Defensive Market Strategies Fund Annual Fund Operating Expenses - Defensive Market Strategies Fund	Dec. 31, 2024
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%	[1]
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.64%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%	[1]
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.91%

[1]	The management fee has been restated to reflect the estimated fee for the current fiscal year.